PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost		$ 10	$ 13
Depreciated cost	54	0	2
Computers Peripheral and Scientific Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		9	12
Accumulated depreciation		(9)	(10)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		1	1
Accumulated depreciation		$ (1)	$ (1)